Provisions - Summary of Development of Provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of other provisions [line items]
At the beginning of the period/year	€ 36,031	€ 41,285
Additions	30,578	24,459
Utilization	(22,594)	(23,671)
Reversals	(2,822)	(4,455)
Transfer to accruals		(1,145)
Impact of foreign currency translation	(442)	(442)
At the end of the period/year	40,751	36,031
thereof current	36,338	31,164
thereof non-current	4,413	4,867
Personnel Obligations
Disclosure of other provisions [line items]
At the beginning of the period/year	25,843	17,175
Additions	25,901	22,830
Utilization	(20,715)	(12,243)
Reversals	(2,339)	(1,642)
Impact of foreign currency translation	(329)	(277)
At the end of the period/year	28,361	25,843
thereof current	25,467	22,908
thereof non-current	2,894	2,935
Legal
Disclosure of other provisions [line items]
At the beginning of the period/year	6,471	10,136
Additions	584
Utilization	0
Reversals	(438)	(2,520)
Transfer to accruals		(1,145)
At the end of the period/year	6,617	6,471
thereof current	6,617	6,471
Other
Disclosure of other provisions [line items]
At the beginning of the period/year	3,717	13,974
Additions	4,093	1,629
Utilization	(1,879)	(11,428)
Reversals	(45)	(293)
Impact of foreign currency translation	(113)	(165)
At the end of the period/year	5,773	3,717
thereof current	4,254	1,785
thereof non-current	€ 1,519	€ 1,932